Segment Reporting - Components of Unallocated Cost and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Depreciation and amortization	$ (763)	$ (771)	$ (985)	$ (1,726)
Stock-based compensation expense	(746)	(287)	(776)	(1,493)
Loss from disposals of property and equipment				(44)
Asset held for sale loss			(768)
Noncash restructuring charges		(23)	(70)	(2,145)
Impairment of long-lived assets			0	(1,451)
Income (loss) from operations	(4,765)	(9,153)	(13,751)	(9,657)
Unallocated Costs and Expenses [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	(763)	(771)	(985)	(1,726)
Stock-based compensation expense	(746)	(264)	(701)	(971)
Loss from disposals of property and equipment				(44)
Asset held for sale loss			(768)
Noncash restructuring charges		(23)	(70)	(1,512)
Impairment of long-lived assets				(1,451)
Other	(233)	69	11	29
Income (loss) from operations	$ (1,742)	$ (989)	$ (2,513)	$ (5,675)